Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Value Factor ETF	Mar. 01, 2023
Fidelity International Value Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(10.42%)
Since Inception	0.03%
Fidelity International Value Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.02%)
Since Inception	(0.59%)
Fidelity International Value Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.47%)
Since Inception	0.18%
IXYCJ
Average Annual Return:
Past 1 year	(9.93%)
Since Inception	0.57%	[1]
MC040
Average Annual Return:
Past 1 year	(14.10%)
Since Inception	1.15%	[1]

[1]	A From January 16, 2018